FINANCIAL INSTRUMENTS - Schedule of Foreign Currency Sensitivity Analysis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 ARS ($)
In Dollars
Disclosure foreign currency sensitivity analysis [line items]
Loss for the year	$ 2,038,945
Decrease in of shareholders’ equity	2,038,945
Euros
Disclosure foreign currency sensitivity analysis [line items]
Loss for the year	81,933
Decrease in of shareholders’ equity	$ 81,933